Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
	In USD thousands, except share and per share data
Numerator:
Net loss	24,221	27,646	12,478

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	234,998,859	227,589,288	207,468,650

Net loss per share attributable to ordinary shareholders, basic and diluted	0.103	0.121	0.060

Schedule of weighted average number of shares excluded from computation of diluted net loss per share
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
	Number of shares

Outstanding options to purchase ordinary shares	29,873,100	35,191,540	27,003,260